PROPERTY, PLANT, AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant, and equipment consist of the following:

	June 30, 2023	December 31, 2022
Displays	$312,146	$312,146
Building	575,000	575,000
Furniture and fixtures	489,749	469,338
Leasehold improvements	1,910,719	1,910,719
Computer hardware & equipment	138,317	114,525
Other	680,717	579,547
	4,106,648	3,961,275
Less: accumulated depreciation and amortization	(1,201,114)	(925,428)
Total property, plant, and equipment	$2,905,534	$3,035,847

Property, plant, and equipment consist of the following:

	December 31, 2022	December 31, 2021
Displays	$312,146	$305,558
Furniture and fixtures	469,338	71,600
Leasehold improvements	1,910,719	112,503
Computer hardware & equipment	114,525	84,887
Building	575,000	-
Other	579,547	243,257
	3,961,275	817,805
Less: accumulated depreciation and amortization	(925,428)	(645,303)
Total property and equipment	$3,035,847	$172,502

Mother Earth's Storehouse, Inc. [Member]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

The Company provides for depreciation on a straight-line basis. Property, plant and equipment is comprised of the following at December 31, and estimated useful lives of the related assets are as follows:

	2021	2020	Years
Building and improvements	$386,362	$386,362	10-40
Leasehold improvements	1,587,125	1,587,125	15
Furniture and fixtures	121,273	92,714	7
Office equipment	11,685	31,724	5-7
Machinery and equipment	421,925	443,152	5-7
Total	2,528,370	2,541,077
Accumulated depreciation	(1,642,953)	(1,546,897)
	$885,417	$994,180

Greens Natural Foods, Inc. [Member]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is comprised of the following at December 31, 2021, and estimated useful lives of the related assets are as follows:

		Years
Vehicles	$42,263	5-7
Leasehold improvements	1,816,917	15
Furniture and fixtures	1,582,635	7
Office equipment	46,331	5-7
Machinery and equipment	2,035,287	5-7
Total	5,523,433
Accumulated depreciation	(3,776,457)
	$1,746,976